Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000112087
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,392	$ 10,950	$ 10,864	$ 10,462	$ 9,772	$ 9,620	$ 9,415	$ 9,504	$ 9,013	$ 9,189	$ 9,425
C000112088
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,223	10,858	10,858	10,539	9,921	9,827	9,692	9,865	9,422	9,679	10,000
C000228868
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
Account Value	$ 12,963	12,275	11,973	11,384	10,599	10,390	10,139	10,196	9,637	9,790	10,000
C000135954
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,617	12,065	11,930	11,427	10,629	10,411	10,143	10,200	9,631	9,786	10,000
C000112089
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,253,200	1,200,600	1,187,300	1,138,400	1,059,900	1,039,000	1,013,900	1,019,600	963,700	979,000	1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,159,300	1,048,700	1,045,000	1,239,300	1,245,300	1,172,700	1,051,700	1,073,700	1,064,100	1,019,600	1,000,000
HFRX® Global Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Global Hedge Fund Index
Account Value	$ 12,031	11,241	11,169	11,791	10,711	10,329	9,977	10,342	9,668	9,795	10,000
S&P® 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> 500 Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
HFRX® Global Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Global Hedge Fund Index
Account Value	$ 12,031	11,241	11,169	11,791	10,711	10,329	9,977	10,342	9,668	9,795	10,000
S&P® 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> 500 Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
HFRX® Global Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Global Hedge Fund Index
Account Value	$ 12,031	11,241	11,169	11,791	10,711	10,329	9,977	10,342	9,668	9,795	10,000
S&P® 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> 500 Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
HFRX® Global Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Global Hedge Fund Index
Account Value	$ 12,031	11,241	11,169	11,791	10,711	10,329	9,977	10,342	9,668	9,795	10,000
S&P® 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> 500 Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
HFRX® Global Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Global Hedge Fund Index
Account Value	$ 1,203,100	1,124,100	1,116,900	1,179,100	1,071,100	1,032,900	997,700	1,034,200	966,800	979,500	1,000,000
S&P® 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> 500 Index
Account Value	$ 3,395,000	$ 2,459,900	$ 2,233,400	$ 2,615,500	$ 1,830,100	$ 1,668,100	$ 1,459,100	$ 1,359,300	$ 1,099,400	$ 1,052,000	$ 1,000,000